Stockholders' Equity (Deficit) - Summary of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 2,868	$ 815	$ 5,038	$ 2,231	$ 3,156	$ 2,071
Cost of Revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	179	62	334	121	191	82
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	871	241	1,511	572	838	388
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	582	186	1,216	415	666	432
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 1,236	$ 326	$ 1,977	$ 1,123	$ 1,461	$ 1,169